Columbia Funds Series Trust II
225 Franklin Street
Boston, MA 02110
May 20, 2020
VIA EDGAR
Mr. Mark Cowan
U.S. Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, N.E.
Washington, D.C. 20549
RE:	Columbia Funds Series Trust II (the Registrant) Columbia Short-Term Cash Fund
Amendment No. 227 File No. 811-21852
Dear Mr. Cowan:
The Registrant is filing Amendment No. 227 on Form N-1A to update risk disclosure in the prospectus and Statement of Additional Information for the Fund.
Columbia Short-Term Cash Fund is available only to investment companies, common or commingled trust funds or similar organizations or persons that are accredited investors.
If you have any questions, please contact either me at (212) 850-1703 or Heidi Brommer at (612) 671-2403.
Sincerely,
Joseph D’Alessandro Assistant Secretary Columbia Funds Series Trust II